Basis of Presentation and General Information (Details) (USD $)	3 Months Ended	6 Months Ended								12 Months Ended
	Apr. 19, 2011	Jul. 18, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2011	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 Paragon Shipping Inc	Dec. 31, 2011 Paragon Shipping Inc	Dec. 31, 2010 Paragon Shipping Inc	Dec. 31, 2011 Capital Stock
Ownership percentage by CEO						11.40%
Ownership percentage by Paragon Shipping							16.40%	21.10%	100.00%
Common stock par value	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common stock offering price	$ 12	$ 7
Capital stock shares surrendered after IPO										100
Issuance of common shares	11,000,000	4,285,715